UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment  [    ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
				            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Capital Management, Inc.
Address:  36 South Charles Street
	    Suite 1903
	    Baltimore, MD  21201

13F File Number:  28-1223

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Richard L. Dunn
Title:		Executive Vice President
Phone:		410-837-6767
Signature, Place, and Date of Signing:

     Richard L. Dunn		Baltimore, Maryland		February 2, 2000

Report Type (Check only one.):
[ x ]	        13F Holdings Report.
[   ]	        13F Notice.
[   ]	        13F Combination Report.


List of Other Managers Reporting for this Manager:
		None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  Richard L. Dunn





FORM 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:   58

Form 13F Information Table Value Total:   $340,629,000.



List of Other Included Managers:		None.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     3747   103200 SH       SOLE                   100000              3200
American International Group   COM              026874107    15387   142309 SH       SOLE                   131749             10560
Automatic Data Processing      COM              053015103      943    17500 SH       SOLE                                      17500
Banc One Corporation           COM              06423A103     4126   128942 SH       SOLE                   127918              1024
BankAmerica/Nationsbank        COM              06605F102     2007    39999 SH       SOLE                    39999
CBS Corporation                COM              12490K107     7187   112400 SH       SOLE                   100000             12400
Carnival Cruise A              COM              143658102    10803   225950 SH       SOLE                   215000             10950
Chase Manhattan Corp.          COM              163722101     9796   126100 SH       SOLE                   120000              6100
Cisco Systems                  COM              17275R102      611     5700 SH       SOLE                                       5700
Clear Channel Communications   COM              184502102     9635   107950 SH       SOLE                    95000             12950
Coca-Cola Co.                  COM              191216100     5429    93200 SH       SOLE                    85000              8200
Colgate Palmolive              COM              194162103      954    14672 SH       SOLE                                      14672
Compaq Computer Corp.          COM              204493100      365    13500 SH       SOLE                                      13500
Ecolab Inc.                    COM              278865100      407    10400 SH       SOLE                                      10400
Eli Lilly & Company            COM              532457108     5759    86600 SH       SOLE                    80000              6600
Everest Reinsurance            COM              74435W109     3347   150000 SH       SOLE                   150000
Federal National Mortgage Asso COM              313586109    11938   191200 SH       SOLE                   175000             16200
First Data Corporation         COM              319963104     2515    51000 SH       SOLE                    50000              1000
Freddie Mac                    COM              313400301     6913   146900 SH       SOLE                   135000             11900
General Dynamics               COM              369550108     4484    85000 SH       SOLE                    85000
General Electric Company       COM              369604103    21181   136870 SH       SOLE                   125000             11870
General Growth Properties      COM              370021107      227     8100 SH       SOLE                                       8100
Gillette Company               COM              375766102     8946   217203 SH       SOLE                   195000             22203
Halliburton Co.                COM              406216101     3643    90500 SH       SOLE                    90000               500
Harley Davidson                COM              412822108     4308    67250 SH       SOLE                    60000              7250
Hartford Life Inc. Class A com COM              416592103     5051   114800 SH       SOLE                   100000             14800
Home Depot, Inc.               COM              437076102     1014    14754 SH       SOLE                                      14754
Honeywell Intl.                COM              438506107    12475   216250 SH       SOLE                   212500              3750
Intel Corp.                    COM              458140100     5445    66150 SH       SOLE                    55000             11150
International Business Machine COM              459200101     8258    76550 SH       SOLE                    70000              6550
Johnson & Johnson              COM              478160104    13675   146650 SH       SOLE                   130000             16650
Lauder, Estee Cos., Inc.,A.    COM              518439104    10294   204100 SH       SOLE                   188000             16100
Lowes Companies Inc.           COM              548661107     5377    90000 SH       SOLE                    90000
Lucent Technologies, Inc.      COM              549463107     3724    49650 SH       SOLE                    40000              9650
MCI WorldCom Inc.              COM              98155K102    10626   200250 SH       SOLE                   180000             20250
Medtronic Inc.                 COM              585055106     4424   121400 SH       SOLE                   100000             21400
Merck & Co., Inc.              COM              589331107      336     5000 SH       SOLE                                       5000
Microsoft Corporation          COM              594918104      715     6125 SH       SOLE                                       6125
Omnicom Group                  COM              681919106    15380   153800 SH       SOLE                   140000             13800
Paychex                        COM              704326107      477    11925 SH       SOLE                                      11925
Pepsico                        COM              713448108     4872   138222 SH       SOLE                   120000             18222
Philip Morris                  COM              718154107     4181   181800 SH       SOLE                   180000              1800
Pitney-Bowes                   COM              724479100     3505    72550 SH       SOLE                    60000             12550
Proctor & Gamble Co.           COM              742718109    12365   112860 SH       SOLE                   100000             12860
Rite Aid Corporation           COM              767754104     1901   170850 SH       SOLE                   170850
Royal Caribbean Cruise Lines   COM              V7780T103    11125   225600 SH       SOLE                   220600              5000
SBC Communications, Inc.       COM              845333103      643    13200 SH       SOLE                                      13200
Schering-Plough Corporation    COM              806605101    13496   318500 SH       SOLE                   290000             28500
Schlumberger, Ltd.             COM              806857108      244     4348 SH       SOLE                                       4348
Service Master Inc.            COM              81760N109     1662   135000 SH       SOLE                   127500              7500
Textron                        COM              883203101     3834    50000 SH       SOLE                    50000
Tyco Intl., Ltd.               COM              902124106     9587   245820 SH       SOLE                   219120             26700
United Rentals Inc.            COM              911363109     2206   128800 SH       SOLE                   125300              3500
Vodafone Airtouch SPADR        COM              92857T107      364     7350 SH       SOLE                                       7350
Warner Lambert Company         COM              934488107    15970   194900 SH       SOLE                   185000              9900
Wells Fargo & Company          COM              949740104     4472   110600 SH       SOLE                   100000             10600
XL Capital Ltd Class A         COM              G98255105     8055   155277 SH       SOLE                   152177              3100
Lauder, Estee Cos. Inc. Cvt. T PFD CV           518437207      216     2500 SH       SOLE                                       2500